NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details)			12 Months Ended
	Aug. 28, 2015	Aug. 10, 2015 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 29, 2015	May. 11, 2015
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Proceeds from Convertible Debt			$ 526,315	$ 0
Debt Conversion, Original Debt, Amount			3,570,879
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares				43,097
Debt Instrument, Interest Rate, Stated Percentage	38.00%				40.00%	35.00%
Debt Instrument, Term	6 years
Convertible Debt [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Proceeds from Convertible Debt			526,315
Debt Conversion, Original Debt, Amount			$ 895,101
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 11.00	$ 5.00
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		659,523	121,543
Number of Notes Payable			1	9
Convertible Debt			$ 30,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	2.00%
Debt Instrument, Term			3 years
Debt Instrument, Convertible, Number of Equity Instruments			2,728
Interest Payable			$ 151	$ 16,341
Convertible Debt [Member] | Accrued Interest [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 902	107
Convertible Debt [Member] | Conversion of Debt, Principal [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 215,378
Interest Paid in Cash [Member] | Convertible Debt [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Number of Notes Payable				8
Minimum [Member] | Convertible Debt [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 3.49
Maximum [Member] | Convertible Debt [Member]
NOTE 9 - CONVERTIBLE NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares			$ 10.00